Insurance (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Types of Insurance Coverage
As at December 31, 2020, insurance coverage is as follows:
Item	Type of coverage	Amount insured
		2020	2019
Industrial complex and administrative sites	Any damages to buildings, facilities, inventories, and machinery and equipment	3,062,806	2,322,801
Vehicles	Fire, theft and collision for the Company and subsidiaries vehicles	232,459	212,027
Loss of profits	No loss of profits due to material damages to facilities buildings and production machinery and equipment	1,894,813	1,582,000
Transport	Damages to products in transit	46,019	32,309
Civil liability	Protection against error or complaints in the exercise of professional activity that affect third parties	730,740	532,510
Environmental liability	Protection against environmental accidents that may result in environmental lawsuits	30,000	30,000